Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [Abstract]
Schedule of names of related parties and relationship
Names of related parties	Relationship with the Company
Koh Sih-Ping (Note)	Other related party
Origin Rise Limited (Note)	Other related party
Asteria Corporation	Director of the Company

Schedule of interest expense
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Interest expense	$246,763	$96,987	$—

Schedule of interest payable
	December 31, 2022	December 31, 2021
Interest payable	$—	$96,987

Sschedule of key management compensation
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Salaries and other short-term employee benefits	$1,218,826	$769,956	$716,665
Post-employment benefits	815	14,814	14,620
Share option expenses	—	62,974	18,292
	$1,219,641	$847,744	$749,577